WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
WARRANTY LIABILITIES
Beginning balance	$ 10,064	$ 12,116
Expense accrued	1,490	543
Expense incurred	(1,677)	(1,817)
Translation adjustment	600	(128)
Closing balance	10,477	10,714
Less: current portion of warranty liabilities	(7,474)	(6,597)
Long-term warranty liabilities	$ 3,003	$ 4,117